 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Charter Income Trust - MCR

Report of the calendar month ending December 31, 2002:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
12/10/02	Shares of beneficial interest	21,000	8.26	9.16	Merrill Lynch
12/12/02	Shares of beneficial interest	21,000	8.26	9.14	Merrill Lynch
12/16/02	Shares of beneficial interest	21,000	8.25	9.12	Merrill Lynch
12/16/02	Shares of beneficial interest	21,000	8.2494	9.12	Merrill Lynch
12/17/02	Shares of beneficial interest	21,000	8.2336	9.13	Merrill Lynch
12/18/02	Shares of beneficial interest	21,000	8.2252	9.16	Merrill Lynch
12/23/02	Shares of beneficial interest	23,000	8.2626	9.18	Merrill Lynch

Total Shares Repurchased: 149,000

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management